Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005508 | Liberty Media Corp-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005508 | Masimo
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005508 | Cboe Global Markets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005508 | TMX Group
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005508 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005508 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005508 | PAR Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005508 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005508 | SiteOne Landscape Supply
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005508 | Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005508 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000005508 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005508 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000005508 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005508 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005508 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005508 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005508 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005508 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005508 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005509 | Liberty Media Corp-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005509 | Masimo
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005509 | Cboe Global Markets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005509 | TMX Group
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005509 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005509 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005509 | PAR Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005509 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005509 | SiteOne Landscape Supply
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005509 | Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005509 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000005509 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000005509 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000005509 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005509 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005509 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005509 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005509 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005509 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005509 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159682 | Liberty Media Corp-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159682 | Masimo
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159682 | Cboe Global Markets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159682 | TMX Group
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159682 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159682 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159682 | PAR Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159682 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159682 | SiteOne Landscape Supply
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159682 | Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159682 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000159682 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000159682 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000159682 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000159682 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159682 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159682 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159682 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219319 | Liberty Media Corp-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219319 | Masimo
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219319 | Cboe Global Markets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219319 | TMX Group
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219319 | Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219319 | Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219319 | PAR Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219319 | Esab
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219319 | SiteOne Landscape Supply
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219319 | Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219319 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000219319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000219319 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000219319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219319 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219319 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219319 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219319 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.10%